Investments in Associates	12 Months Ended
Oct. 31, 2022
Investments accounted for using equity method [abstract]
Investments in Associates
17	Investments in Associates
The Bank had significant investments in the following associates:

			2022			2021
As at October 31 ($ millions)	Country of incorporation	Nature of business	Ownership percentage	Date of financial statements (1)	Carrying value	Carrying value

Canadian Tire’s Financial Services business (CTFS) (2)	Canada	Financial Services	20.00%	September 30, 2022	$579	$549
Bank of Xi’an Co. Ltd. (3)	China	Banking	18.11%	September 30, 2022	1,007	968
Maduro & Curiel’s Bank N.V. (4)	Curacao	Banking	48.10%	September 30, 2022	438	366

(1)
Represents the date of the most recent financial statements. Where available, financial statements prepared by the associates’ management or other published information is used to estimate the change in the Bank’s interest since the most recent financial statements.

(2)
Canadian Tire has an option to sell to the Bank up to an additional 29% equity interest until the end of the 10th anniversary (October 1, 2024) at the then fair value, that can be settled, at the Bank’s discretion, by issuance of common shares or cash. After October 1, 2024 for a period of six months, the Bank has the option to sell its equity interest back to Canadian Tire at the then fair value.

(3)
Based on the quoted price on the Shanghai Stock Exchange, the Bank’s investment in Bank of Xi’an Co. Ltd was $489 as at October 31, 2022 (October 31, 2021 – $671).

The market value of the investment has remained below the carrying amount. The Bank performed an impairment test as at October 31, 2022 using a value in use (“VIU”), discounted cash flow model. The Bank concluded that there is no impairment as at October 31, 2022.

(4)
The local regulator requires financial institutions to set aside reserves for general banking risks. These reserves are not required under IFRS, and represent undistributed retained earnings related to a foreign associated corporation, which are subject to local regulatory restrictions. As of October 31, 2022 these reserves amounted to $67 (2021 - $60).

Summarized financial information of the B
a
nk’s significant associates are as follows.

	For the twelve months ended (1)		As at October 31, 2022
($ millions)	Revenue	Net income	Total assets	Total liabilities

Canadian Tire’s Financial Services business (CTFS)	$1,260	$399	$6,870	$5,629
Bank of Xi’an Co. Ltd.	1,306	497	67,864	62,489
Maduro & Curiel’s Bank N.V.	324	99	7,181	6,288

	For the twelve months ended (1)		As at October 31, 2021
($ millions)	Revenue	Net income	Total assets	Total liabilities
Canadian Tire’s Financial Services business (CTFS)	$1,098	$437	$7,832	$6,722
Bank of Xi’an Co. Ltd.	1,402	541	65,006	59,828
Maduro & Curiel’s Bank N.V.	304	67	6,183	5,438

(1)	Based on the most recent available financial statements.